Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Detailed Information about Intangible Assets

Acquired development programs
Cost at January 1, 2018	33,005
Cost at December 31, 2018	33,005

Acquisition of subsidiary (Note 5)	12,693
Currency translation effects	(171)

Cost at December 31, 2019	45,527
Revision to estimated value at January 1, 2018	—
Revisions to estimated value	(373)

Revision to estimated value at December 31, 2018	(373)

Revision to estimated value	(698)

Revision to estimated value at December 31, 2019	(1,071)

Net book value at January 1, 2018	33,005
Net book value at December 31, 2018	32,632

Net book value at December 31, 2019	44,456

Acquired development programs
Cost at January 1, 2017	25,813
Cost at December 31, 2017	33,005

Cost at December 31, 2018	33,005

Revision to estimate value at January 1, 2017	—
Revisions to estimated value	—

Revision to estimated value at December 31, 2017	—

Revision to estimated value	(373)

Revision to estimate value at December 31, 2018	(373)

Net book value at January 1, 2017	25,813
Net book value at December 31, 2017	33,005

Net book value at December 31, 2018	32,632